Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Loans Receivable
Schedule of components of loans receivable
	2012	2011

Residential mortgages	$104,236,713	$88,534,353
Home equity loans	47,083,312	44,979,503
Consumer loans	29,678,184	34,340,467
Commercial real estate	84,106,515	82,269,122
Commercial loans	47,463,912	37,695,416
	312,568,636	287,818,861
Deferred fees	880,958	996,203
Allowance for loan losses	(2,775,857)	(2,899,525)
Net loans	$310,673,737	$285,915,539

Schedule of activity in the allowance for loan losses by portfolio segment

	Commercial	Commercial	Consumer	Home	Residential
December 31, 2012	Loans	Real Estate	Loans	Equity	Mortgages	Total

Balance at beginning of year	$534,995	$1,309,811	$326,123	$264,513	$464,083	$2,899,525
Loans charged off	(35,521)	(653,938)	(206,620)	(29,608)	(8,000)	(933,687)
Recoveries	787	1,985	63,821	1,217	2,209	70,019
Provision for loan losses	333,346	198,854	48,310	45,492	113,998	740,000
Balance at end of year	$833,607	$856,712	$231,634	$281,614	$572,290	$2,775,857

	Commercial	Commercial	Consumer	Home	Residential
December 31, 2011	Loans	Real Estate	Loans	Equity	Mortgages	Total

Balance at beginning of year	$2,667,827	$575,780	$337,339	$264,625	$430,878	$4,276,449
Loans charged off	(2,273,355)	(79,701)	(249,428)	(13,020)	(26,501)	(2,642,005)
Recoveries	55,628	5,134	150,513	3,738	68	215,081
Provision for loan losses	84,895	808,598	87,699	9,170	59,638	1,050,000
Balance at end of year	$534,995	$1,309,811	$326,123	$264,513	$464,083	$2,899,525

	Commercial	Commercial	Consumer	Home	Residential
December 31, 2010	Loans	Real Estate	Loans	Equity	Mortgages	Total

Balance at beginning of year	$1,259,155	$635,184	$430,560	$190,991	$384,697	$2,900,587
Loans charged off	(57,307)	—	(249,310)	(143,020)	(159,064)	(608,701)
Recoveries	135,990	6,609	190,515	1,449	—	334,563
Provision for loan losses	1,329,989	(66,013)	(34,426)	215,205	205,245	1,650,000
Balance at end of year	$2,667,827	$575,780	$337,339	$264,625	$430,878	$4,276,449

Schedule of the balances in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method

		Commercial	Commercial	Consumer	Home	Residential
December 31, 2012	Total	Loans	Real Estate	Loans	Equity	Mortgages
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$236,682	$213,685	$22,997	$—	$—	$—
Collectively evaluated for impairment	2,539,175	619,922	833,715	231,634	281,614	572,290
Total ending allowance balance	$2,775,857	$833,607	$856,712	$231,634	$281,614	$572,290
Loans:
Individually evaluated for impairment	$1,085,318	$884,680	$200,638	$—	$—	$—
Collectively evaluated for impairment	311,483,318	46,579,232	83,905,877	29,678,184	47,083,312	104,236,713
Total ending loan balance	$312,568,636	$47,463,912	$84,106,515	$29,678,184	$47,083,312	$104,236,713

		Commercial	Commercial	Consumer	Home	Residential
December 31, 2011	Total	Loans	Real Estate	Loans	Equity	Mortgages
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$661,098	$—	$661,098	$—	$—	$—
Collectively evaluated for impairment	2,238,427	534,995	648,713	326,123	264,513	464,083
Total ending allowance balance	$2,899,525	$534,995	$1,309,811	$326,123	$264,513	$464,083
Loans:
Individually evaluated for impairment	$836,098	$—	$836,098	$—	$—	$—
Collectively evaluated for impairment	286,982,763	37,695,416	81,433,024	34,340,467	44,979,503	88,534,353
Total ending loan balance	$287,818,861	$37,695,416	$82,269,122	$34,340,467	$44,979,503	$88,534,353

Schedule of information related to loans individually evaluated for impairment by segment of loans

December 31, 2012
			Allowance		Cash Basis
	Unpaid		for	Average	Interest
	Principal	Recorded	Loan Losses	Recorded	Income
	Balance	Investment	Allocated	Investment	Recognized

With no related allowance recorded
Commercial loans	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
With an allowance recorded:	—	—	—	—	—
Commercial loans	884,680	884,680	213,685	960,820	44,708
Commercial real estate	200,638	200,638	22,997	609,764	11,622
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
Total	$1,085,318	$1,085,318	$236,682	$1,570,584	$56,330

December 31, 2011
			Allowance		Cash Basis
	Unpaid		for	Average	Interest
	Principal	Recorded	Loan Losses	Recorded	Income
	Balance	Investment	Allocated	Investment	Recognized

With no related allowance recorded
Commercial loans	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
With an allowance recorded:	—	—	—	—	—
Commercial loans	—	—	—	1,074,271	9
Commercial real estate	836,098	836,098	661,098	1,218,246	—
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
Total	$836,098	$836,098	$661,098	$2,292,517	$9

December 31, 2010
			Allowance		Cash Basis
	Unpaid		for	Average	Interest
	Principal	Recorded	Loan Losses	Recorded	Income
	Balance	Investment	Allocated	Investment	Recognized

With no related allowance recorded
Commercial loans	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
With an allowance recorded:	—	—	—	—	—
Commercial loans	2,042,914	2,042,914	2,042,914	2,144,366	35
Commercial real estate	1,382,762	1,382,762	98,221	1,382,762	—
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
Total	$3,425,676	$3,425,676	$2,141,135	$3,527,128	$35

Schedule of recorded investment in nonaccrual and past due loans over 90 days still on accrual by class

	December 31, 2012		December 31, 2011
		Loans Past Due		Loans Past Due
		Over 90 days		Over 90 days
		Still		Still
	Nonaccrual	Accruing	Nonaccrual	Accruing

Commercial loans	$58,900	$—	$68,942	$—
Commercial real estate	—	238,265	836,098	—
Consumer loans	—	—	—	—
Home equity	150,000	—	150,000	—
Residential mortgages	279,349	—	381,647	—
Total	$488,249	$238,265	$1,436,687	$—

Schedule of aging of the recorded investment in past due loans by class of loans

		30 - 59	60 - 89	Greater than
		Days	Days	90 Days	Total	Loans Not
December 31, 2012	Total	Past Due	Past Due	Past Due	Past Due	Past Due

Commercial loans	$47,463,912	$—	$—	$—	$—	$47,463,912
Commercial real estate	84,106,515	—	—	238,265	238,265	83,868,250
Consumer loans	29,678,184	84,949	—	—	84,949	29,593,235
Home equity	47,083,312	23,217	—	150,000	173,217	46,910,095
Residential mortgages	104,236,713	181,333	56,000	279,349	516,682	103,720,031
Total	$312,568,636	$289,499	$56,000	$667,614	$1,013,113	$311,555,523

		30 - 59	60 - 89	Greater than
		Days	Days	90 Days	Total	Loans Not
December 31, 2011	Total	Past Due	Past Due	Past Due	Past Due	Past Due

Commercial loans	$37,695,416	$35,521	$—	$—	$35,521	$37,659,895
Commercial real estate	82,269,122	—	—	836,098	836,098	81,433,024
Consumer loans	34,340,467	108,739	—	—	108,739	34,231,728
Home equity	44,979,503	—	—	150,000	150,000	44,829,503
Residential mortgages	88,534,353	5,466	332,461	195,535	533,462	88,000,891
Total	$287,818,861	$149,726	$332,461	$1,181,633	$1,663,820	$286,155,041

Schedule of the risk category by class of loan
	Not		Special
December 31, 2012	Rated	Pass	Mention	Substandard	Doubtful

Commercial loans	$16,927,391	$29,751,826	$—	$699,572	$85,123
Commercial real estate	15,905,085	67,679,442	—	493,665	28,323
Total	$32,832,476	$97,431,268	$—	$1,193,237	$113,446

	Not		Special
December 31, 2011	Rated	Pass	Mention	Substandard	Doubtful

Commercial loans	$15,320,492	$22,088,715	$130,803	$58,276	$97,130
Commercial real estate	13,520,575	66,173,233	1,037,753	670,599	866,962
Total	$28,841,067	$88,261,948	$1,168,556	$728,875	$964,092